RESTATEMENT OF CONSOLIDATED STATEMENT OF CASH FLOW (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 86,055,428	$ 62,539,743	$ 94,441,246	$ 63,252,540
Adjustments to reconcile net income (loss) from continuing operations to net cash from operations:
Depreciation	1,768,047	995,408	1,496,551	443,361
Amortization	1,619,267	1,469,457	2,006,146	1,934,909
Gain on extinguishment of debts	(275,086)	(1,212,010)	(1,318,947)	(1,666,386)
Common stock issued for services	255,033	271,800	405,236	2,229,657
Other amortized cost	229,857	14,152	57,278	0
Changes in operating assets and liabilities:
Decrease/(increase) in inventories	(29,291,689)	(818,748)	8,966,552	(10,037,494)
Increase in deposits and prepaid expenses	(583,670)	(37,090,703)	(22,827,646)	(28,276,491)
(Decrease)/increase in due to a director	2,450,751	1,640,331	(1,555,036)	12,239,470
Increase in accounts payable and accrued expenses	5,361,625	2,468,434	5,292,551	3,330,443
Increase in other payables	12,415,301	17,952,791	22,144,941	1,482,417
Increase in accounts receivable	(40,715,939)	(6,742,274)	(29,069,592)	(18,142,198)
Decrease/(increase) in cost and estimated earnings in excess of billings on uncompleted contacts	(560,991)	577,059	1,673,584	(1,880,776)
Increase in billings in excess of costs and estimated earnings on uncompleted contracts	226,476	(376,629)	356,872	827,965
Decrease in amount due to related parties			0	(867,413)
Decrease in amount due from related parties			0	15,820,752
Decrease in other receivables	(12,692,737)	(3,623,402)	2,171,477	3,734,623
Net cash provided by operating activities	26,261,673	38,065,409	84,241,349	44,425,379
Cash flows from investing activities
Purchases of property and equipment	(3,418,741)	(4,188,660)	(7,002,878)	(10,756,744)
Payment for investment in future Sino Joint Venture companies			(35,078,923)	(6,030,785)
Acquisition of proprietary technology			0	(1,500,000)
Net cash outflow from business combination of a subsidiaries less cash acquired			0	(6,893,349)
Payment for construction in progress	(22,227,905)	(31,494,031)	(51,226,616)	(19,185,878)
Net cash used in investing activities	(25,646,646)	(36,172,595)	(93,308,417)	(44,366,756)
Cash flows from financing activities
Proceeds from long term debts	2,436,193	0	0	175,006
Proceeds from short term debt			4,100,377	3,181,927
Non-controlling interest contribution			0	3,634,064
Repayment of short term debt	(4,100,377)	(742,109)	(3,181,927)	0
Proceeds from bond payable	0	339,884	940,000	0
Dividends paid	0	(951,308)	(951,308)	(134,631)
Net cash provided by financing activities	3,572,816	(1,353,533)	907,142	6,856,366
Effects on exchange rate changes on cash	(823,960)	624,869	1,062,935	121,368
(Decrease)/increase in cash and cash equivalents	3,363,883	1,164,150	(7,096,991)	7,036,357
Cash and cash equivalents, beginning of period	1,327,274	8,424,265	8,424,265	1,387,908
Cash and cash equivalents, end of period	4,691,157	9,588,415	1,327,274	8,424,265
Scenario, Previously Reported [Member]
Cash flows from operating activities
Net income				63,252,540
Adjustments to reconcile net income (loss) from continuing operations to net cash from operations:
Depreciation				443,361
Amortization				1,934,909
Gain on extinguishment of debts				(1,666,386)
Common stock issued for services				2,229,657
Other amortized cost				0
Changes in operating assets and liabilities:
Decrease/(increase) in inventories				(10,037,494)
Increase in deposits and prepaid expenses				(34,307,276)
(Decrease)/increase in due to a director				12,239,470
Increase in accounts payable and accrued expenses				3,330,443
Increase in other payables				1,482,417
Increase in accounts receivable				(18,142,198)
Decrease/(increase) in cost and estimated earnings in excess of billings on uncompleted contacts				(1,880,776)
Increase in billings in excess of costs and estimated earnings on uncompleted contracts				827,965
Decrease in amount due to related parties				(867,413)
Decrease in amount due from related parties				15,820,752
Decrease in other receivables				3,734,623
Net cash provided by operating activities				38,394,594
Cash flows from investing activities
Purchases of property and equipment				(10,756,744)
Payment for investment in future Sino Joint Venture companies				0
Acquisition of proprietary technology				(1,500,000)
Net cash outflow from business combination of a subsidiaries less cash acquired				(6,893,349)
Payment for construction in progress				(19,185,878)
Net cash used in investing activities				(38,335,971)
Cash flows from financing activities
Proceeds from long term debts				175,006
Proceeds from short term debt				3,181,927
Non-controlling interest contribution				3,634,064
Repayment of short term debt				0
Proceeds from bond payable				0
Dividends paid				(134,631)
Net cash provided by financing activities				6,856,366
Effects on exchange rate changes on cash				121,368
(Decrease)/increase in cash and cash equivalents				7,036,357
Cash and cash equivalents, beginning of period				1,387,908
Cash and cash equivalents, end of period				8,424,265
Restatement Adjustment [Member]
Changes in operating assets and liabilities:
Increase in deposits and prepaid expenses				6,030,785	[1]
Cash flows from investing activities
Payment for investment in future Sino Joint Venture companies				$ (6,030,785)	[1]

[1]	These adjustments are to classify movement of temporary deposits paid to entities for equity investment in future Sino Joint Venture companies included in deposits and prepaid expenses as cash flows used in investing activities.